Discontinued Operation	6 Months Ended
Jun. 30, 2025
Discontinued Operation [Abstract]
DISCONTINUED OPERATION
3	DISCONTINUED OPERATION

Divestiture of professional education business

On December 24, 2023, the Company entered into an agreement to divest its professional education business. The divestiture was completed on March 31, 2024, resulting in a loss of control over the business and marking a strategic shift in focus to IT-focused supplementary STEM education services. Having met the criteria to be classified as held-for-sale as of December 31, 2023, the business was accounted for as a discontinued operation. Accordingly, its related financial elements have been presented as such in the condensed consolidated financial statements for all periods presented, and were deconsolidated effective March 31, 2024.